Quarterly Report
November 30, 2020
MFS®  New Discovery Fund
NDF-Q1

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.1%
Aerospace – 3.2%
CACI International, Inc., “A” (a)	213,510	$50,663,788
Kratos Defense & Security Solutions, Inc. (a)	1,339,594	28,359,205
		$79,022,993
Apparel Manufacturers – 1.4%
Skechers USA, Inc., “A” (a)	987,728	$33,059,256
Automotive – 0.8%
Visteon Corp. (a)	156,836	$18,953,631
Biotechnology – 6.2%
Abcam PLC	689,306	$13,205,289
Abcam PLC (a)	248,930	4,744,606
Adaptive Biotechnologies Corp. (a)	314,381	15,159,452
AlloVir, Inc. (a)	394,360	15,620,600
Amicus Therapeutics, Inc. (a)	750,800	17,185,812
Berkeley Lights, Inc. (a)	94,546	7,834,081
BioXcel Therapeutics, Inc. (a)	184,955	8,138,020
bluebird bio, Inc. (a)	284,797	12,556,700
BridgeBio Pharma, Inc. (a)	264,649	13,295,966
Morphosys AG, ADR (a)	436,087	12,206,075
Neurocrine Biosciences, Inc. (a)	92,865	8,816,603
Prelude Therapeutics, Inc. (a)	253,259	13,035,241
Twist Bioscience Corp. (a)	92,126	10,294,159
		$152,092,604
Brokerage & Asset Managers – 4.1%
Focus Financial Partners, “A” (a)	728,266	$28,846,616
Grosvenor Capital Management LLC(a)(u)(z)	1,262,527	11,515,459
Hamilton Lane, Inc., “A”	277,675	19,403,929
StepStone Group, Inc. (a)	255,010	6,915,871
TMX Group Ltd.	166,971	16,429,679
WisdomTree Investments, Inc.	3,802,500	16,274,700
		$99,386,254
Business Services – 9.6%
Clarivate PLC (a)	423,041	$11,608,245
EVO Payments, Inc., “A” (a)	646,598	16,255,474
ExlService Holdings, Inc. (a)	391,475	32,594,209
Keywords Studios PLC (a)	718,443	22,068,806
Nuvei Corp. (a)	757,027	35,580,269
Proofpoint, Inc. (a)	213,911	22,137,649
Stamps.com, Inc. (a)	138,619	25,985,518
TriNet Group, Inc. (a)	348,648	26,148,600
WNS (Holdings) Ltd., ADR (a)	608,314	42,831,389
		$235,210,159
Chemicals – 1.3%
Ingevity Corp. (a)	460,197	$30,639,916
Computer Software – 11.1%
8x8, Inc. (a)	1,544,987	$30,544,393
Asana, Inc. (a)	632,193	17,669,794
Avalara, Inc. (a)	112,171	19,265,369
Corsair Gaming, Inc. (a)	193,276	7,340,623
Everbridge, Inc. (a)	326,621	41,461,270

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Open Lending Corp., “A” (a)	844,619	$23,750,686
Pagerduty, Inc. (a)	889,098	30,602,753
Paylocity Holding Corp. (a)	95,259	18,727,920
Ping Identity Holding Corp. (a)	1,681,759	37,822,760
VERTEX, Inc. (a)	1,054,997	26,628,124
Zendesk, Inc. (a)	137,032	18,293,772
		$272,107,464
Computer Software - Systems – 6.8%
Box, Inc., “A” (a)	1,910,083	$35,699,451
Five9, Inc. (a)	112,056	17,391,091
Q2 Holdings, Inc. (a)	357,492	40,528,868
Rapid7, Inc. (a)	704,127	52,767,278
RealPage, Inc. (a)	299,285	20,647,672
		$167,034,360
Construction – 2.6%
AZEK Co. LLC (a)	704,157	$25,152,488
Summit Materials, Inc., “A” (a)	1,138,343	21,628,517
Trex Co., Inc. (a)	239,712	17,935,252
		$64,716,257
Consumer Services – 1.4%
Boyd Group Services, Inc.	99,070	$16,159,998
Bright Horizons Family Solutions, Inc. (a)	54,994	9,355,029
MakeMyTrip Ltd. (a)	331,119	8,215,062
		$33,730,089
Containers – 1.5%
Gerresheimer AG	304,510	$35,457,993
Electrical Equipment – 3.0%
Generac Holdings, Inc. (a)	137,217	$29,583,985
Littlefuse, Inc.	71,217	17,129,825
Sensata Technologies Holding PLC (a)	521,637	25,471,535
		$72,185,345
Electronics – 3.2%
Advanced Energy Industries, Inc. (a)	427,504	$41,237,036
Array Technologies, Inc. (a)	434,869	19,821,329
Silicon Laboratories, Inc. (a)	150,629	17,655,225
		$78,713,590
Entertainment – 1.0%
Manchester United PLC, “A”	1,532,361	$23,736,272
Food & Beverages – 0.3%
Laird Superfood, Inc. (a)	125,523	$6,076,568
Food & Drug Stores – 0.9%
Grocery Outlet Holding Corp. (a)	585,540	$22,613,555
Gaming & Lodging – 0.6%
Penn National Gaming, Inc. (a)	214,415	$15,009,050
General Merchandise – 0.8%
Ollie's Bargain Outlet Holdings, Inc. (a)	230,888	$20,331,997

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.2%
GoHealth, Inc. (a)	1,257,931	$13,258,593
SelectQuote, Inc. (a)	689,210	14,783,554
		$28,042,147
Leisure & Toys – 1.3%
Malibu Boats, Inc., “A” (a)	368,229	$20,985,371
Thule Group AB (a)	351,249	11,827,200
		$32,812,571
Machinery & Tools – 0.7%
Ritchie Bros. Auctioneers, Inc.	246,841	$17,725,652
Medical & Health Technology & Services – 5.6%
Accolade, Inc. (a)	162,075	$8,413,313
Charles River Laboratories International, Inc. (a)	102,716	24,088,957
Guardant Health, Inc. (a)	84,927	10,286,358
Health Catalyst, Inc. (a)	316,611	11,287,182
ICON PLC (a)	93,456	18,212,705
PRA Health Sciences, Inc. (a)	458,655	51,461,091
Schrodinger, Inc. (a)	174,517	12,142,893
		$135,892,499
Medical Equipment – 7.0%
Acutus Medical, Inc. (a)	380,824	$10,823,018
Bio-Techne Corp.	49,760	15,092,706
Eargo, Inc. (a)	159,763	8,005,724
Inspire Medical Systems, Inc. (a)	67,857	12,603,759
iRhythm Technologies, Inc. (a)	63,956	15,637,882
Merit Medical Systems, Inc. (a)	423,893	23,343,787
Nevro Corp. (a)	87,225	14,065,031
OptiNose, Inc. (a)	1,141,438	4,622,824
OrthoPediatrics Corp. (a)	419,112	19,178,565
Outset Medical, Inc. (a)	194,432	12,443,648
PerkinElmer, Inc.	88,717	11,799,361
Silk Road Medical, Inc. (a)	209,716	12,016,727
STERIS PLC	60,923	11,807,487
		$171,440,519
Network & Telecom – 3.2%
CoreSite Realty Corp., REIT	271,385	$34,028,965
QTS Realty Trust, Inc., REIT, “A”	763,115	45,336,662
		$79,365,627
Other Banks & Diversified Financials – 1.1%
Bank OZK	321,301	$8,983,576
Prosperity Bancshares, Inc.	301,791	18,961,528
		$27,945,104
Pharmaceuticals – 4.4%
Annexon, Inc. (a)	545,327	$13,196,913
Collegium Pharmaceutical, Inc. (a)	363,594	6,722,853
GW Pharmaceuticals PLC, ADR (a)(l)	164,726	23,074,818
Harmony Biosciences Holdings (a)	261,903	11,327,305
Maravai Lifesciences Holdings, Inc., “A” (a)	788,797	22,204,636
Orchard RX Ltd., ADR (a)	321,588	1,630,451
SpringWorks Therapeutics, Inc. (a)	254,557	16,658,210
Turning Point Therapeutics, Inc. (a)	119,588	12,736,122
		$107,551,308

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 1.1%
GFL Environmental, Inc.	984,963	$26,722,046
Railroad & Shipping – 0.1%
StealthGas, Inc. (a)	1,008,631	$2,249,247
Real Estate – 2.9%
Big Yellow Group PLC, REIT	1,253,544	$19,017,829
Industrial Logistics Properties Trust, REIT	906,939	19,707,784
STAG Industrial, Inc., REIT	1,101,216	32,794,213
		$71,519,826
Specialty Chemicals – 2.1%
Axalta Coating Systems Ltd. (a)	1,045,346	$29,907,349
Ferro Corp. (a)	1,460,149	20,894,732
		$50,802,081
Specialty Stores – 1.5%
Leslie's, Inc. (a)	1,335,496	$27,631,412
Vroom, Inc. (a)	265,573	9,523,448
		$37,154,860
Trucking – 3.1%
CryoPort, Inc. (a)	661,338	$32,174,094
Knight-Swift Transportation Holdings, Inc.	542,937	22,417,869
Schneider National, Inc.	1,050,369	21,952,712
		$76,544,675
Total Common Stocks		$2,325,845,515
Investment Companies (h) – 3.8%
Money Market Funds – 3.8%
MFS Institutional Money Market Portfolio, 0.1% (v)	91,972,776	$91,972,776

Other Assets, Less Liabilities – 1.1%		28,102,720
Net Assets – 100.0%		$2,445,921,011
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $91,972,776 and $2,325,845,515, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Grosvenor Capital Management LLC	7/31/2020	$12,675,771	$11,515,459
% of Net assets			0.5%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,951,626,425	$—	$11,515,459	$1,963,141,884
United Kingdom	97,017,510	22,068,806	—	119,086,316
Canada	112,617,644	—	—	112,617,644
India	51,046,451	—	—	51,046,451
Germany	12,206,075	35,457,993	—	47,664,068
Ireland	18,212,705	—	—	18,212,705
Sweden	11,827,200	—	—	11,827,200
Greece	2,249,247	—	—	2,249,247
Mutual Funds	91,972,776	—	—	91,972,776
Total	$2,348,776,033	$57,526,799	$11,515,459	$2,417,818,291
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/20	$11,970,842
Change in unrealized appreciation or depreciation	(455,383)
Balance as of 11/30/20	$11,515,459
The net change in unrealized appreciation or depreciation from investments held as level 3 at November 30, 2020 is $(455,383). At November 30, 2020, the fund held one level 3 security.
(2) Securities Lending Collateral
At November 30, 2020, the value of securities loaned was $376,535. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $357,747.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$94,206,717	$268,299,417	$270,533,358	$—	$—	$91,972,776
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$21,671	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.